PGIM Jennison Focused International Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PGIM Jennison Focused International Equity ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	17.34%	5.07%